Annual Total Returns[BarChart] - Direxion Daily SP 500 Bull 2X Shares - Direxion Daily S&P 500® Bull 2X Shares	2015	2016	2017	2018	2019	2020
Total	(1.01%)	20.93%	44.76%	(13.56%)	64.74%	22.01%